Warrants - Schedule of Status of Warrants Outstanding and Exercisable (Details) - Warrants [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
Schedule of Status of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, Warrants, Beginning balance | shares	12,431,674
Warrants outstanding, Weighted Average Exercise Price, Beginning balance | $ / shares	$ 10.72
Warrants exercisable, Beginning balance | shares	12,431,674
Warrants exercisable, Weighted Average Exercise Price, Beginning balance | $ / shares	$ 10.72
Warrants outstanding, Warrants, Ending balance | shares	12,431,674
Warrants outstanding, Weighted Average Exercise Price, Ending balance | $ / shares	$ 10.72
Warrants exercisable, Ending balance | shares	12,431,674
Warrants exercisable, Weighted Average Exercise Price, Ending balance | $ / shares	$ 10.72
Issued, Warrants | shares
Issued, Weighted Average Exercise Price | $ / shares
Exercised, Warrants | shares
Exercised, Weighted Average Exercise Price | $ / shares
Expired, Warrants | shares
Expired, Weighted Average Exercise Price | $ / shares